Intangible Assets (Details 1) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Technical know-how [Member]
Amortization of Intangible Assets	¥ 196	$ 28	¥ 250	¥ 250